Note 18 - Fair Value Disclosure Measurements - Estimated Fair Value of the Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Reported Value Measurement [Member]
Financial assets:
Cash and cash equivalents	$ 112,417	$ 35,113
Loans held for sale	878	1,220
Net loans	1,090,626	977,490
Bank-owned life insurance	16,938	16,511
Federal Home Loan Bank stock	5,057	3,848
Accrued interest receivable	5,210	3,471
Financial liabilities:
Deposits	1,225,200	1,020,843
Other borrowings	17,038	12,750
Accrued interest payable	580	917
Short-term borrowings		5,075
Estimate of Fair Value Measurement [Member]
Financial assets:
Cash and cash equivalents	112,417	35,113
Loans held for sale	878	1,220
Net loans	1,089,573	974,213
Bank-owned life insurance	16,938	16,511
Federal Home Loan Bank stock	5,057	3,848
Accrued interest receivable	5,210	3,471
Financial liabilities:
Deposits	1,229,101	1,023,236
Other borrowings	15,250	12,783
Accrued interest payable	580	917
Short-term borrowings		5,075
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	112,417	35,113
Loans held for sale	0	0
Net loans	0	0
Bank-owned life insurance	16,938	16,511
Federal Home Loan Bank stock	5,057	3,848
Accrued interest receivable	5,210	3,471
Financial liabilities:
Deposits	929,450	652,043
Other borrowings	0	0
Accrued interest payable	580	917
Short-term borrowings		5,075
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets:
Cash and cash equivalents	0	0
Loans held for sale	878	1,220
Net loans	0	0
Bank-owned life insurance	0	0
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities:
Deposits	0	0
Other borrowings	0	0
Accrued interest payable	0	0
Short-term borrowings		0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets:
Cash and cash equivalents	0	0
Loans held for sale	0	0
Net loans	1,089,573	974,213
Bank-owned life insurance	0	0
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities:
Deposits	299,651	371,193
Other borrowings	15,250	12,783
Accrued interest payable	$ 0	0
Short-term borrowings		$ 0